                        SEMIANNUAL REPORT / JUNE 30 2000

                           AIM SMALL CAP GROWTH FUND

                                 [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                [ COVER IMAGE ]


                     -------------------------------------

                            REALITY BY G.G. KOPILAK

          REALITY IS OFTEN NOT WHAT IS SEEN WITH THE EYES, BUT RATHER

            WHAT IS PERCEIVED WITH THE SPIRIT. AIM SMALL CAP GROWTH

            FUND SEEKS TO OWN THE STOCKS OF SMALL COMPANIES THAT WE

             BELIEVE WILL FLOURISH IN THE MONTHS AND YEARS AHEAD --

                           LIKE ROSES ABOUT TO BLOOM.

                     -------------------------------------

AIM Small Cap Growth Fund is for shareholders who seek long-term growth of capital. The fund invests in small companies with the potential for above-average earnings growth.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Small Cap Growth Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o Investing in smaller companies may involve greater risk and potential reward than investing in more established companies. Also, smaller companies may have business risk, significant stock-price fluctuations and illiquidity
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The unmanaged Lipper Small Cap Growth Fund Index represents an average of the performance of the 30 largest small-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company stock universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the index.
o The unmanaged Russell 2000 Index represents the performance of the stocks of small-capitalization companies.
o The unmanaged Standard & Poor's MidCap 400 Index (the S&P 400) comprises the common stocks of approximately 400 mid-capitalization companies.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                           AIM SMALL CAP GROWTH FUND

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
     [PHOTO OF      and a telephone. At the time, Bob Graham, Gary Crum and I
     Charles T.     had the idea of creating a mutual fund company that put
       Bauer,       people first. Our slogan, "people are the product," means
    Chairman of     that people -- our employees and our investors -- are our
    the Board of    company.
      THE FUND          Almost a quarter-century later, we've grown to more than
    APPEARS HERE]   eight million investors, $176 billion in assets under
                    management and 53 retail funds. Over that time, the industry
     [PHOTO OF      as a whole has grown from $51 billion in assets to more than
      Robert H.     $7 trillion today. I never dreamed we would see such
       Graham       phenomenal growth. You are the main reason for our success,
    APPEARS HERE]   and I want you to know how much I appreciate your loyalty
                    and trust over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.


                           AIM SMALL CAP GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


FUND POSTS IMPRESSIVE GAINS IN VOLATILE MARKET

SMALL-CAP STOCKS REGISTERED MODEST GAINS FOR THE REPORTING PERIOD. HOW DID AIM SMALL CAP GROWTH FUND PERFORM?
Despite a steep market decline in April and May, the fund's performance was excellent. Excluding sales charges, total returns were 27.58%, 27.14% and 27.08% for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2000. The fund significantly outperformed the Russell 2000 Index and the Lipper Small Cap Growth Fund Index, which posted gains of 3.04% and 11.60%, respectively, for the same period. Careful stock selection was a significant factor in the fund's strong performance.
    During the reporting period, the fund's net assets grew from $716 million to $1 billion. The fund was closed to new investors on November 8, 1999, before the reporting period started. The growth in total net assets can be attributed to the increase in value of the fund's portfolio and to continued investments by current shareholders.

WHAT WERE THE KEY TRENDS IN THE STOCK MARKET?
Markets soared, then declined before staging a comeback as the reporting period drew to a close. During the first three months of 2000, several key market indexes rose to new heights, with the Dow setting a record in January and the technology-dominated Nasdaq following suit in March. High-flying technology stocks helped propel these and other major indexes to new heights. Toward the end of March, however, investors became concerned that tech stocks might be overvalued, sparking a sharp sell-off in this sector. In April, a federal court ruling against software giant Microsoft (not a fund holding) helped perpetuate the sell-off. The stocks of Internet companies with no earnings were particularly hard hit.
    Investors were also concerned that the Federal Reserve Board (the Fed) might continue to raise interest rates to slow torrid economic growth and to contain inflation. On May 16, the Fed, which launched a monetary tightening policy in June 1999, raised the key federal funds rate -- the rate banks charge one another for overnight loans -- from 6.0% to 6.5%. Interest-rate concerns before and after the Fed's action prompted a sell-off that affected nearly every stock-market sector in April and May, causing markets to be extremely volatile.
    Markets rallied in June as key economic data, such as housing starts and retail sales, indicated that the economy might be slowing, diminishing the possibility of further Fed rate hikes. At its June 28 meeting, the Fed left interest rates unchanged. The June rally enabled the Nasdaq, which lost 37.3% of its value between March 10 and May 23, to end the reporting period down only 2.54%.
        While the Dow was down 8.44% for the six months ended June 30, the S&P 400 was up 9.06%, surpassing the gains of the Russell

GROWTH IN ASSETS
================================================================================
12/31/99       $716 million

6/30/00        $1.0 billion
================================================================================

================================================================================
FUND PERFORMANCE

TOTAL RETURNS OF
CLASS A, B AND C SHARES VS. INDEXES

12/31/99-6/30/00, excluding sales charges

================================================================================
FUND CLASS A SHARES                  27.58%

FUND CLASS B SHARES                  27.14%

FUND CLASS C SHARES                  27.08%

RUSSELL 2000 INDEX                    3.04%

LIPPER SMALL CAP GROWTH FUND INDEX   11.60%
================================================================================

RESULTS OF A $10,000 INVESTMENT
CLASS A AND B SHARES VS. INDEXES

10/18/95-6/30/00*

================================================================================
FUND CLASS A SHARES                  $38,638

FUND CLASS B SHARES                  $39,428

LIPPER SMALL CAP GROWTH FUND INDEX   $25,116

RUSSELL 2000 INDEX                   $18,562

* Index performance is from 10/31/95-6/30/00.

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to differing fees and expenses. For fund performance calculations and descriptions of the indexes cited on this page, please see the inside front cover. Past performance cannot guarantee comparable future results. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.
================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/00, including sales charges

================================================================================
CLASS A SHARES
  Inception (10/18/95)             33.31%
  1 Year                           73.82*
  *83.93% excluding sales charges

CLASS B SHARES
  Inception (10/18/95)             33.88%
  1 Year                           77.63*
  *82.63% excluding CDSC

CLASS C SHARES
  Inception (5/3/99)               90.00%
  1 Year                           81.57*
  *82.57% excluding CDSC
================================================================================

          See important fund and index disclosures inside front cover.

                           AIM SMALL CAP GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


2000. Investors generally favored the stocks of companies with tangible earnings. In the small-cap stock universe, value stocks slightly outperformed growth stocks, while in the large- and mid-cap stock categories, growth stocks were the better performers.

WAS THE FUND ABLE TO TAKE ADVANTAGE OF THESE MARKET TRENDS?
Yes, because mid-, small- and micro-cap stocks, which recorded positive gains for the reporting period, made up all the fund's stock portfolio. While small- and micro-cap stocks made up 61% of the fund's holdings, mid-cap stocks, the market leaders for the reporting period, made up the remaining 39%. Investors gravitated to mid- and small-cap stocks because of their favorable valuations compared to large-cap stocks and the attractive earnings prospects of small and mid-sized companies. We also took advantage of the market sell-off in the spring to buy the stocks of quality companies at reduced prices.

HOW WAS THE FUND POSITIONED AS OF JUNE 30?
At the end of the reporting period, the fund had 198 equity holdings. Technology stocks made up about 47% of the portfolio. The fund's significant exposure to the technology sector was a result of our stock-selection process, which is based on earnings-growth prospects, not macroeconomic predictions. We continued to find many companies with excellent earnings prospects in the technology sector. Moreover, we generally do not buy the stocks of companies that have no earnings. The fund also had relatively substantial weightings in the consumer-goods, health-care and consumer-cyclical sectors.

WHAT WERE A FEW OF THE TECH STOCKS IN THE PORTFOLIO AT THE END OF THE REPORTING PERIOD?
o Tollgrade Communications, the fund's largest holding, makes devices that enable telephone and cable-television companies to diagnose problems in their wireline systems from remote locations.
o Power-One makes power supplies that include AC/DC converters and voltage power switchers used in communications, medical and other electronic equipment.
o Elantec Semiconductor makes a wide range of analog integrated circuits, including amplifiers and transceivers.
o GlobeSpan makes integrated circuits that accelerate data transmissions over copper-wire telephone networks.
o Keithley Instruments produces high-precision electrical measuring instruments for the semiconductor and other industries to monitor production quality.
o Art Technology Group makes software for developing Web applications and provides Web-site design and consulting services.

WHAT OTHER STOCKS PERFORMED WELL FOR THE FUND?
o Anaren Microwave, a capital-goods company, makes microwave signaling devices for satellite communications, defense electronics and wireless industries.
o Three-Five Systems, another capital-goods firm, makes liquid crystal displays for cellular telephones and other devices.
o Silicon Valley Bancshares offers credit, currency exchange and other services to technology and other companies.

WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?
The near-term outlook for stocks could depend to a large extent on the Fed's ability to bring the economy to a "soft landing." With increasing evidence that economic growth could be slowing, the Fed may refrain from further interest-rate increases. If Fed policy ultimately succeeds in slowing economic growth to a more sustainable rate and in keeping inflation at bay, it could prolong the current record economic expansion. Such an environment could help sustain corporate growth and prove favorable for stocks.
    However, uncertainty over the Fed's actions and other factors could perpetuate the volatility that has characterized markets in recent months. In such an environment, investors would be well advised to take a long-term perspective on their investment.

PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

=============================================================================================
TOP 10 EQUITY HOLDINGS                      TOP 10 INDUSTRIES
---------------------------------------------------------------------------------------------
 1. Tollgrade Communications, Inc.  2.61%   1. Computers (Software & Services)         10.15%
 2. Power-One, Inc.                 2.36    2. Electronics (Semiconductors)             9.06
 3. Elantec Semiconductor, Inc.     2.20    3. Communications Equipment                 7.32
 4. Anaren Microwave, Inc.          1.91    4. Electrical Equipment                     6.76
 5. GlobeSpan, Inc.                 1.80    5. Electronics (Instrumentation)            4.86
 6. Keithley Instruments, Inc.      1.63    6. Oil & Gas (Drilling & Equipment)         4.69
 7. Three-Five Systems, Inc.        1.40    7. Computers (Peripherals)                  4.34
 8. Art Technology Group, Inc.      1.24    8. Electronics (Component Distributors)     3.53
 9. Powerwave Technologies, Inc.    1.19    9. Telecommunications (Cellular/Wireless)   3.04
10. Polycom, Inc.                   1.16   10. Equipment (Semiconductor)                2.74

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
=============================================================================================

          See important fund and index disclosures inside front cover.

                           AIM SMALL CAP GROWTH FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION



CHASING PERFORMANCE MAY HURT MORE THAN IT HELPS

In the wake of some of last year's eye-popping mutual fund returns of more than 100%, it may be hard to look at your own returns and not feel disappointed. According to Lipper, Inc.(1), the average large-cap core mutual fund finished 1999 up 22.35% -- a return that would be considered terrific in most other years -- while the average science and technology fund had an astounding return of 134.77% for the year. Industry trends point to the fact that some investors have looked at such performance and said, "My investments haven't had that kind of return. I need to change my portfolio." What's an investor to do?

LOOK AT THE BIG PICTURE
It's very tempting to look only at returns when you invest in a mutual fund. But there are other factors to consider:

o  HOW WELL DOES THE FUND MATCH MY FINANCIAL GOALS?
Different kinds of mutual funds are appropriate for different people at different stages. Are you a young adult early in your work life, or are you approaching retirement? Are you investing to buy a house, car or other large item soon, or are you investing for your later years?
     If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you should assess how aggressive you can afford to be -- you may need to be more conservative than you thought to meet your goal.

o  HOW WELL DOES THE FUND MATCH MY TOLERANCE FOR RISK?
Many of the mutual funds that had such high-flying returns for 1999 are pretty aggressive, investing in smaller, less- established companies, some of which have not even realized a profit. So while these mutual funds have the potential to make your money grow, they may also entail more risk than you may be prepared to take.
     Of course, investing in any mutual fund brings with it a certain amount of risk, but this risk can vary widely depending on the types of holdings in which a fund invests. It's important that you take a hard look at your risk tolerance before investing in any fund, particularly if you are ratcheting up to a more aggressive fund.

o  HOW WELL DOES THE FUND FIT INTO MY PORTFOLIO?
When a market sector or mutual fund is doing well, you may be tempted to overload your portfolio with the "winner of the moment." It seems to make sense -- you're making money with that investment, so you should allocate more money to it, right?
     Be careful. A narrowly invested portfolio could be especially vulnerable to market volatility. Spreading your investment over several types of funds or investing in one diversified fund can help you spread out your risk -- the more diversified your portfolio, the less overlap it should have. Less overlap can mean less risk.

PAST PERFORMANCE IS NO GUARANTEE
Last year's phenomenal returns were the result of a number of unique factors -- the strong U.S. economy, the proliferation of new technology companies and record amounts of cash being poured into the stock market, to name a few. Even so, it may seem that everyone came out a winner in 1999.
    In reality, just a few large companies accounted for many of the markets' records in 1999. More than half the stocks in the S&P 500(2) declined during the year. The technology sector was clearly dominant -- the tech component of the S&P 500 finished 1999 with a return of 75.11%, while the capital-goods component of the index, which came in second for the year, had a return of 28.76%.(3) So if you didn't invest in technology in 1999, you probably didn't enjoy the same performance as people who did.
    As we've seen thus far in 2000, financial markets can be quite fickle, revolving around investors' perceptions as much as hard facts. Because of the ever-changing nature of the market environment, many high-performing mutual funds don't repeat their gains from year to year. This doesn't necessarily mean that a fund had

SEC SPEAKS OUT
In the wake of 1999's extraordinary fund performances, the Securities and Exchange Commission (the SEC), which regulates the mutual fund industry, says that investors should temper their expectations and not make investment decisions based only on past performance. The SEC also suggests that investors consider the following factors when looking at a mutual fund:

                                 [PIE CHART]
================================================================================
SEC SPEAKS OUT

In the wake of 1999's extraordinary fund performances, the Securities and Exchange Commission (the SEC), which regulates the mutual fund industry, says that investors should temper their expectations and not make investment decisions based only on past performance. The SEC also suggests that investors consider the following factors when looking at a mutual fund:

Age
Risk
Size
Volatility
Management
Expenses
Tax Efficiency

Source: The Wall Street Journal, 1/25/00
================================================================================

                           AIM SMALL CAP GROWTH FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION


a "bad" year or that fund managers chose holdings poorly. It may just mean that the environment for a particular fund was not as ideal as it had been in the past. This can be true for any mutual fund.

KEEP EXPECTATIONS REALISTIC
Along with recognizing how quickly the market environment can change, it's important to keep your expectations realistic. Of course you would like your investments to do well every year, but chances are they won't. It's the nature of the beast. So what you should be shooting for is good performance over the long term. While your investment may not have a stellar year every year, over time its average returns may prove to be just what you hoped for.
     Sometimes it's hard to be patient when it seems like everyone else's investments are doing better than yours. You may be tempted to chase winning performance by trying to time the market, switching in and out of funds as markets or sectors go in and out of favor. But this strategy can greatly increase your risk and it rarely works -- you may end up with significantly lower returns than if you'd just stayed put. (There can also be adverse tax consequences.)

ASSET ALLOCATION: THE OLD STANDBY
The truth is, no one knows for sure what is going to perform well in the market, which is why mutual fund investors should diversify using asset allocation -- spreading investments over several fund types (e.g., core, growth, international and income). Unfortunately, some investors seem less interested in asset allocation these days because they want to chase performance instead. And when the market is roaring ahead, who can blame them?
     But as Isaac Newton proved, what goes up must come down. A diversified portfolio can offer some protection in a market downturn because when your assets are spread over several different types of funds, chances are at least one of them is keeping its head above water. And while a diversified fund portfolio probably won't perform as well as the flashiest stock fund, it probably won't do as badly as the worst of them either.

Your financial advisor can help you determine what kinds of mutual funds best fit your investment goals and risk tolerance. Talk to your financial advisor for more information.

(1) Lipper, Inc. is an independent mutual fund performance monitor.

(2) The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) represents the performance of the stock market.

(3) Source: Bloomberg.

================================================================================
DOLLAR-COST AVERAGING CAN LOWER THE COST OF INVESTING
One useful way to buy shares of a mutual fund is through dollar-cost averaging. In such a plan, you invest a certain amount at regular intervals -- say $200 per month -- which allows you to buy more shares when mutual fund prices go down and fewer shares when prices go up. This gives you the benefit of your average cost per share actually being less than the average price per share.

Please keep in mind that this example is hypothetical and is not indicative of the performance of any investment, IRA or AIM fund. Dollar-cost averaging does not assure a profit and does not protect against loss in declining markets. Since dollar-cost averaging involves continuous investing regardless of fluctuating securities prices, investors should consider their ability to continue purchases over an extended period of time.

For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

================================================================================
  MONTH       AMOUNT INVESTED   SHARE PRICE    SHARES PURCHASED
================================================================================
JANUARY          $  200           $ 24               8.333
FEBRUARY            200             20              10.000
MARCH               200             14              14.286
APRIL               200             18              11.111
MAY                 200             22               9.091
JUNE                200             24               8.333
6-MONTH TOTAL    $1,200           $122              61.154
================================================================================
Average price per share: $122 divided by 6 equals $20.33
Average cost per share: $1,200 divided by 61.154 equals $19.62




                           AIM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-91.38%

AEROSPACE/DEFENSE-0.16%

Primex Technologies, Inc.               75,000   $    1,650,000
---------------------------------------------------------------

AIRLINES-0.18%

Frontier Airlines, Inc.(a)             125,000        1,789,062
---------------------------------------------------------------

BANKS (REGIONAL)-1.33%

Prosperity Bancshares, Inc.             40,000          645,000
---------------------------------------------------------------
Silicon Valley Bancshares(a)           200,000        8,525,000
---------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)   125,250        2,598,937
---------------------------------------------------------------
Whitney Holding Corp.                   50,000        1,709,375
---------------------------------------------------------------
                                                     13,478,312
---------------------------------------------------------------

BIOTECHNOLOGY-1.20%

Albany Molecular Research, Inc.(a)      85,000        4,627,187
---------------------------------------------------------------
Aurora Biosciences Corp.(a)             60,000        4,091,250
---------------------------------------------------------------
Caliper Technologies Corp.(a)           75,000        3,450,000
---------------------------------------------------------------
                                                     12,168,437
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-1.28%

Cox Radio, Inc.-Class A(a)              45,000        1,260,000
---------------------------------------------------------------
Entercom Communications Corp.(a)        60,000        2,925,000
---------------------------------------------------------------
Radio One, Inc.-Class A(a)             120,000        3,547,500
---------------------------------------------------------------
Radio One, Inc.-Class D(a)             240,000        5,295,000
---------------------------------------------------------------
                                                     13,027,500
---------------------------------------------------------------

BUILDING MATERIALS-0.12%

Simpson Manufacturing Co., Inc.(a)      25,000        1,195,312
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.55%

Cambrex Corp.                           50,000        2,250,000
---------------------------------------------------------------
OM Group, Inc.                          75,000        3,300,000
---------------------------------------------------------------
                                                      5,550,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-7.32%

Aspect Communications Corp.(a)         125,000        4,914,062
---------------------------------------------------------------
Avanex Corp.(a)                         21,600        2,062,800
---------------------------------------------------------------
BreezeCom Ltd. (Israel)(a)             100,000        4,350,000
---------------------------------------------------------------
Digital Lightwave, Inc.(a)             100,000       10,050,000
---------------------------------------------------------------
Finisar Corp.(a)                       104,700        2,741,831
---------------------------------------------------------------
Polycom, Inc.(a)                       125,000       11,761,719
---------------------------------------------------------------
Proxim, Inc.(a)                         50,000        4,948,437
---------------------------------------------------------------
REMEC, Inc.(a)                          50,000        2,093,750
---------------------------------------------------------------
Tollgrade Communications, Inc.(a)      200,000       26,500,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Tut Systems, Inc.(a)                    85,000   $    4,876,875
---------------------------------------------------------------
                                                     74,299,474
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.12%

Visual Networks, Inc.(a)                43,800        1,248,300
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.50%

Alteon Websystems, Inc.(a)              60,000        6,003,750
---------------------------------------------------------------
SonicWALL, Inc.(a)                     105,000        9,246,610
---------------------------------------------------------------
                                                     15,250,360
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-4.34%

Actel Corp.(a)                         175,000        7,984,375
---------------------------------------------------------------
Cybex Computer Products Corp.(a)        97,500        4,192,500
---------------------------------------------------------------
Media 100 Inc.(a)                      200,000        5,150,000
---------------------------------------------------------------
M-Systems Flash Disk Pioneers
  Ltd. (Israel)(a)                      75,000        5,840,625
---------------------------------------------------------------
SanDisk Corp.(a)                       160,000        9,790,000
---------------------------------------------------------------
Silicon Storage Technology,
  Inc.(a)                              125,000       11,039,062
---------------------------------------------------------------
                                                     43,996,562
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-10.15%

Allaire Corp.(a)                        50,000        1,837,500
---------------------------------------------------------------
Art Technology Group, Inc.(a)          125,000       12,617,187
---------------------------------------------------------------
Brio Technology, Inc.(a)                40,000          847,500
---------------------------------------------------------------
Broadbase Software, Inc.(a)            120,000        3,675,000
---------------------------------------------------------------
Business Objects S.A.-ADR
  (France)(a)                           70,000        6,168,750
---------------------------------------------------------------
Commtouch Software Ltd.
  (Israel)(a)                           60,000        1,950,000
---------------------------------------------------------------
Digital Insight Corp.(a)                28,950          984,300
---------------------------------------------------------------
Documentum, Inc.(a)                     50,000        4,468,750
---------------------------------------------------------------
Entrust Technologies Inc.               90,000        7,447,500
---------------------------------------------------------------
Geoworks Corp.(a)                       75,000        1,181,250
---------------------------------------------------------------
Information Resource Engineering,
  Inc.(a)                              200,000        5,050,000
---------------------------------------------------------------
Integrated Measurement Systems,
  Inc.(a)                              175,000        2,756,250
---------------------------------------------------------------
ISS Group, Inc.(a)                      35,000        3,455,703
---------------------------------------------------------------
Macromedia, Inc.(a)                     10,000          966,875
---------------------------------------------------------------
Macrovision Corp.(a)                    90,000        5,752,969
---------------------------------------------------------------
Mercator Software, Inc.(a)              60,000        4,125,000
---------------------------------------------------------------
Micromuse Inc.(a)                       20,000        3,309,687
---------------------------------------------------------------
Natural MicroSystems Corp.(a)           50,000        5,621,875
---------------------------------------------------------------
NEON Systems, Inc.(a)                   60,000        1,125,000
---------------------------------------------------------------
Netegrity, Inc.(a)                      90,000        6,778,125
---------------------------------------------------------------
Radiant Systems, Inc.(a)               232,500        5,580,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

RadiSys Corp.(a)                        75,000   $    4,256,250
---------------------------------------------------------------
ScanSource, Inc.(a)                     85,000        3,304,375
---------------------------------------------------------------
Scientific Learning Corp.(a)            50,000        1,106,250
---------------------------------------------------------------
StorageNetworks, Inc.(a)                 3,900          351,975
---------------------------------------------------------------
WatchGuard Technologies, Inc.(a)       150,000        8,240,625
---------------------------------------------------------------
                                                    102,958,696
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.11%

Fossil, Inc.(a)                         60,000        1,166,250
---------------------------------------------------------------

CONSUMER FINANCE-0.29%

AmeriCredit Corp.(a)                   125,000        2,125,000
---------------------------------------------------------------
Federal Agricultural Mortgage
  Corp.-Class C(a)                      57,000          830,062
---------------------------------------------------------------
                                                      2,955,062
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.60%

Accredo Health, Inc.(a)                175,000        6,048,437
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-6.76%

C & D Technologies, Inc.               100,000        5,650,000
---------------------------------------------------------------
Cohu, Inc.                              50,000        1,348,438
---------------------------------------------------------------
CommScope, Inc.(a)                     100,000        4,100,000
---------------------------------------------------------------
Cree, Inc.(a)                           70,000        9,345,000
---------------------------------------------------------------
Helix Technology Corp.                  80,000        3,120,000
---------------------------------------------------------------
KEMET Corp.(a)                         170,000        4,260,625
---------------------------------------------------------------
Littelfuse, Inc.(a)                     75,000        3,675,000
---------------------------------------------------------------
Merix Corp.(a)                         200,000        9,400,000
---------------------------------------------------------------
Nanometrics Inc.(a)                     50,000        2,059,375
---------------------------------------------------------------
Optimal Robotics Corp. (Canada)(a)      85,000        3,261,875
---------------------------------------------------------------
Rayovac Corp.(a)                        65,000        1,454,375
---------------------------------------------------------------
Three-Five Systems, Inc.(a)            239,999       14,159,941
---------------------------------------------------------------
II-VI Inc.(a)                          100,000        4,837,500
---------------------------------------------------------------
Viasystems Group, Inc.(a)              120,000        1,942,500
---------------------------------------------------------------
                                                     68,614,629
---------------------------------------------------------------

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-3.53%

C-COR.net Corp.(a)                     275,000        7,425,000
---------------------------------------------------------------
Kent Electronics Corp.(a)              150,000        4,471,875
---------------------------------------------------------------
Power-One, Inc.(a)                     210,000       23,926,875
---------------------------------------------------------------
                                                     35,823,750
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-2.74%

Aeroflex Inc.(a)                       170,000        8,446,875
---------------------------------------------------------------
Anaren Microwave, Inc.(a)              147,450       19,350,509
---------------------------------------------------------------
                                                     27,797,384
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ELECTRONICS (INSTRUMENTATION)-4.86%

Alpha Industries, Inc.(a)              200,000   $    8,812,500
---------------------------------------------------------------
Keithley Instruments, Inc.             190,000       16,553,750
---------------------------------------------------------------
Methode Electronics, Inc.-Class A      100,000        3,862,500
---------------------------------------------------------------
Photon Dynamics, Inc.(a)                75,000        5,601,563
---------------------------------------------------------------
Tektronix, Inc.                         65,000        4,810,000
---------------------------------------------------------------
Varian Inc.(a)                         210,000        9,686,250
---------------------------------------------------------------
                                                     49,326,563
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-9.06%

ANADIGICS, Inc.(a)                     187,500        6,386,719
---------------------------------------------------------------
Dense-Pac Microsystems, Inc.(a)        250,000        2,718,750
---------------------------------------------------------------
Elantec Semiconductor, Inc.(a)         320,000       22,280,000
---------------------------------------------------------------
FEI Co.(a)                             200,000        6,100,000
---------------------------------------------------------------
GlobeSpan, Inc.(a)                     150,000       18,311,719
---------------------------------------------------------------
Metalink Ltd. (Israel)(a)              100,000        2,962,500
---------------------------------------------------------------
MIPS Technologies, Inc.-Class A(a)      85,000        3,612,500
---------------------------------------------------------------
PLX Technology, Inc.(a)                100,000        4,150,000
---------------------------------------------------------------
Power Integrations, Inc.(a)            100,000        2,356,250
---------------------------------------------------------------
QuickLogic Corp.(a)                    175,000        3,893,750
---------------------------------------------------------------
S3 Inc.(a)                             150,000        2,212,500
---------------------------------------------------------------
TelCom Semiconductor, Inc.(a)           50,000        2,018,750
---------------------------------------------------------------
TranSwitch Corp.(a)                     65,075        5,022,977
---------------------------------------------------------------
Zoran Corp.(a)                         150,000        9,890,625
---------------------------------------------------------------
                                                     91,917,040
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-2.74%

Advanced Energy Industries, Inc.(a)     50,000        2,946,875
---------------------------------------------------------------
Asyst Technologies, Inc.(a)            160,000        5,480,000
---------------------------------------------------------------
August Technology Corp.(a)             125,000        2,054,688
---------------------------------------------------------------
Brooks Automation, Inc.(a)             100,000        6,393,750
---------------------------------------------------------------
Credence Systems Corp.(a)               80,000        4,415,000
---------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(a)     75,000        4,453,125
---------------------------------------------------------------
PSi Technologies Holdings,
  Inc.-ADR (Philippines)(a)            100,000        2,075,000
---------------------------------------------------------------
                                                     27,818,438
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.08%

Advanta Corp.-Class B                   90,000          765,000
---------------------------------------------------------------

FOODS-0.84%

Hain Celestial Group, Inc.(a)          175,000        6,420,313
---------------------------------------------------------------
United Natural Foods, Inc.(a)          150,000        2,062,500
---------------------------------------------------------------
                                                      8,482,813
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.53%

Pinnacle Entertainment, Inc.(a)        150,000        2,915,625
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-(CONTINUED)

Station Casinos, Inc.(a)               100,000   $    2,500,000
---------------------------------------------------------------
                                                      5,415,625
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.34%

Anesta Corp.(a)                        275,000        6,840,625
---------------------------------------------------------------
Barr Laboratories, Inc.(a)              17,700          793,181
---------------------------------------------------------------
Jones Pharma Inc.                       42,300        1,689,356
---------------------------------------------------------------
Medecis Pharmaceutical
  Corp.-Class A(a)                      75,000        4,275,000
---------------------------------------------------------------
                                                     13,598,162
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-1.49%

LifePoint Hospitals, Inc.(a)           300,000        6,675,000
---------------------------------------------------------------
Province Healthcare Co.(a)             100,000        3,612,500
---------------------------------------------------------------
Triad Hospitals, Inc.(a)               200,000        4,837,500
---------------------------------------------------------------
                                                     15,125,000
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.84%

Biosite Diagnostics Inc.(a)            100,000        4,818,750
---------------------------------------------------------------
BioSource International, Inc.(a)       150,000        3,337,500
---------------------------------------------------------------
EndoSonics Corp.(a)                    300,000        1,687,500
---------------------------------------------------------------
PolyMedica Corp.(a)                     90,000        3,892,500
---------------------------------------------------------------
Zoll Medical Corp.(a)                  100,000        4,900,000
---------------------------------------------------------------
                                                     18,636,250
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-2.27%

Aclara Biosciences Inc.(a)             100,000        5,093,750
---------------------------------------------------------------
Priority Healthcare Corp.-Class B(a)   110,000        8,174,375
---------------------------------------------------------------
Techne Corp.(a)                         75,000        9,750,000
---------------------------------------------------------------
                                                     23,018,125
---------------------------------------------------------------

HOUSEWARES-0.22%

Salton, Inc.(a)                         60,000        2,212,500
---------------------------------------------------------------

INVESTMENTS-0.38%

London Pacific Group Ltd.-ADR
  (United Kingdom)                     300,000        3,900,000
---------------------------------------------------------------

IRON & STEEL-0.09%

Gibraltar Steel Corp.                   65,000          910,000
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.93%

Meade Instruments Corp.(a)             260,000        6,532,500
---------------------------------------------------------------
Zomax Inc.(a)                          225,000        2,953,125
---------------------------------------------------------------
                                                      9,485,625
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.28%

Kopin Corp.(a)                         140,000        9,695,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MANUFACTURING (DIVERSIFIED)-(CONTINUED)

Spartech Corp.                         100,000   $    2,700,000
---------------------------------------------------------------
Uniroyal Technology Corp.(a)            53,500          591,844
---------------------------------------------------------------
                                                     12,986,844
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.62%

Applied Science and Technology,
  Inc.(a)                              125,000        3,234,375
---------------------------------------------------------------
Dril-Quip, Inc.(a)                      40,000        1,870,000
---------------------------------------------------------------
Summa Industries(a)                    100,000        1,187,500
---------------------------------------------------------------
                                                      6,291,875
---------------------------------------------------------------

METAL FABRICATORS-0.58%

Shaw Group Inc. (The)(a)               125,000        5,890,625
---------------------------------------------------------------

NATURAL GAS-0.31%

Kinder Morgan, Inc.                     90,000        3,110,625
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.26%

Miami Computer Supply Corp.(a)         100,000        2,587,500
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-4.69%

Cal Dive International, Inc.(a)        100,000        5,418,750
---------------------------------------------------------------
CARBO Ceramics Inc.                     65,000        2,283,125
---------------------------------------------------------------
Core Laboratories N.V.
  (Netherlands)(a)                      60,000        1,740,000
---------------------------------------------------------------
GulfMark Offshore, Inc.(a)              50,000        1,225,000
---------------------------------------------------------------
Hanover Compressor Co.(a)              170,000        6,460,000
---------------------------------------------------------------
Key Energy Services, Inc.(a)           300,000        2,887,500
---------------------------------------------------------------
Marine Drilling Cos., Inc.(a)          200,000        5,600,000
---------------------------------------------------------------
Maverick Tube Corp.(a)                 100,000        2,912,500
---------------------------------------------------------------
National-Oilwell, Inc.(a)               50,000        1,643,750
---------------------------------------------------------------
Pride International, Inc.(a)           250,000        6,187,500
---------------------------------------------------------------
Universal Compression Holdings,
  Inc.(a)                              125,000        4,187,500
---------------------------------------------------------------
UTI Energy Corp.(a)                    175,000        7,021,875
---------------------------------------------------------------
                                                     47,567,500
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-1.48%

Evergreen Resources, Inc.(a)           110,000        3,258,750
---------------------------------------------------------------
Louis Dreyfus Natural Gas Corp.(a)     125,000        3,914,063
---------------------------------------------------------------
Newfield Exploration Co.(a)            125,000        4,890,625
---------------------------------------------------------------
Stone Energy Corp.(a)                   50,000        2,987,500
---------------------------------------------------------------
                                                     15,050,938
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.73%

Concord Camera Corp.(a)                100,000        2,087,500
---------------------------------------------------------------
Pinnacle Systems, Inc.(a)              235,000        5,283,828
---------------------------------------------------------------
                                                      7,371,328
---------------------------------------------------------------

RESTAURANTS-1.37%

P.F. Chang's China Bistro, Inc.(a)     150,000        4,790,625
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RESTAURANTS-(CONTINUED)

RARE Hospitality International,
  Inc.(a)                              175,000   $    4,943,750
---------------------------------------------------------------
Sonic Corp.(a)                         115,000        3,378,125
---------------------------------------------------------------
Taco Cabana, Inc.-Class A(a)           125,000          828,125
---------------------------------------------------------------
                                                     13,940,625
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.13%

Tweeter Home Entertainment Group,
  Inc.(a)                              200,000        6,075,000
---------------------------------------------------------------
Ultimate Electronics, Inc.(a)          200,000        5,359,375
---------------------------------------------------------------
                                                     11,434,375
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.24%

99 Cents Only Stores(a)                 60,000        2,392,500
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.24%

Whole Foods Market, Inc.(a)             60,000        2,478,750
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.80%

Footstar, Inc.(a)                       50,000        1,662,500
---------------------------------------------------------------
Hollywood Entertainment Corp.(a)       250,000        1,968,750
---------------------------------------------------------------
Michaels Stores, Inc.(a)                50,000        2,290,625
---------------------------------------------------------------
Rent-Way, Inc.(a)                       75,000        2,189,063
---------------------------------------------------------------
                                                      8,110,938
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-2.21%

Braun's Fashions Corp.(a)              150,000        5,503,125
---------------------------------------------------------------
Chico's FAS, Inc.(a)                   175,000        3,500,000
---------------------------------------------------------------
Children's Place Retail Stores,
  Inc. (The)(a)                        102,000        2,091,000
---------------------------------------------------------------
Factory 2-U Stores Inc.(a)             115,000        4,348,438
---------------------------------------------------------------
Too Inc.(a)                            275,000        6,995,313
---------------------------------------------------------------
                                                     22,437,876
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.13%

Professional Detailing, Inc.(a)         40,000        1,362,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.64%

Championship Auto Racing Teams,
  Inc.(a)                               70,000        1,785,000
---------------------------------------------------------------
Copart, Inc.(a)                        160,000        2,560,000
---------------------------------------------------------------
Corporate Executive Board Co.
  (The)(a)                              50,000        2,993,750
---------------------------------------------------------------
F.Y.I. Inc.(a)                          80,000        2,695,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (COMMERCIAL & CONSUMER)-(CONTINUED)

Iron Mountain Inc.(a)                   59,150   $    2,011,100
---------------------------------------------------------------
viaLink Co. (The)(a)                   200,000        2,062,500
---------------------------------------------------------------
Wireless Facilities, Inc.(a)            50,000        2,546,875
---------------------------------------------------------------
                                                     16,654,225
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.69%

On Assignment, Inc.(a)                 100,000        3,050,000
---------------------------------------------------------------
ProBusiness Services, Inc.(a)          150,000        3,984,375
---------------------------------------------------------------
                                                      7,034,375
---------------------------------------------------------------

TELECOMMUNICATIONS
 (CELLULAR/WIRELESS)-3.04%

AirGate PCS, Inc.(a)                   100,000        5,256,250
---------------------------------------------------------------
Powerwave Technologies, Inc.(a)        275,000       12,100,000
---------------------------------------------------------------
Rural Cellular Corp.-Class A(a)        125,000        9,570,313
---------------------------------------------------------------
SBA Communications Corp.(a)             75,000        3,895,313
---------------------------------------------------------------
                                                     30,821,876
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.49%

Primus Telecommunications Group,
  Inc.(a)                              200,000        4,975,000
---------------------------------------------------------------

TEXTILES (APPAREL)-0.15%

Quicksilver, Inc.(a)                   100,000        1,556,250
---------------------------------------------------------------

TRUCKS & PARTS-0.35%

Mobile Mini, Inc.(a)                   160,000        3,530,000
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $528,803,577)                                 927,215,193
---------------------------------------------------------------

MONEY MARKET FUNDS-8.84%

STIC Liquid Assets Portfolio(b)     44,827,722       44,827,722
---------------------------------------------------------------
STIC Prime Portfolio(b)             44,827,722       44,827,722
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $89,655,444)                             89,655,444
---------------------------------------------------------------
TOTAL INVESTMENTS-100.22%
  (Cost $618,459,021)                             1,016,870,637
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.22%)                                     (2,238,422)
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,014,632,215
===============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $618,459,021)                             $1,016,870,637
----------------------------------------------------------
Receivables for:
  Investments sold                                 844,244
----------------------------------------------------------
  Collateral for securities loaned              81,390,748
----------------------------------------------------------
  Fund shares sold                               1,178,288
----------------------------------------------------------
  Dividends                                        484,014
----------------------------------------------------------
    Total assets                             1,100,767,931
----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                          2,151,300
----------------------------------------------------------
  Collateral upon return of securities
    loaned                                      81,390,748
----------------------------------------------------------
  Fund shares reacquired                           869,403
----------------------------------------------------------
Accrued advisory fees                              553,654
----------------------------------------------------------
Accrued administrative services fees                10,928
----------------------------------------------------------
Accrued distribution fees                          735,831
----------------------------------------------------------
Accrued transfer agent fees                        135,143
----------------------------------------------------------
Accrued operating expenses                         288,709
----------------------------------------------------------
    Total liabilities                           86,135,716
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $1,014,632,215
==========================================================

NET ASSETS:

Class A                                     $  652,064,361
==========================================================
Class B                                     $  308,012,428
==========================================================
Class C                                     $   54,555,426
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         16,038,178
==========================================================
Class B                                          7,836,258
==========================================================
Class C                                          1,388,762
==========================================================
Class A:
  Net asset value and redemption price per
    share                                   $        40.66
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $40.66 divided
    by 94.50%)                              $        43.03
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $        39.31
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $        39.28
==========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends                                    $  2,547,863
---------------------------------------------------------
Interest                                            7,683
---------------------------------------------------------
Security lending                                  327,600
---------------------------------------------------------
    Total investment income                     2,883,146
---------------------------------------------------------

EXPENSES:

Advisory and administrative fees                3,195,633
---------------------------------------------------------
Accounting services fee                            65,608
---------------------------------------------------------
Custodian fees                                     31,750
---------------------------------------------------------
Distribution fees -- Class A                      983,353
---------------------------------------------------------
Distribution fees -- Class B                    1,412,838
---------------------------------------------------------
Distribution fees -- Class C                      245,653
---------------------------------------------------------
Transfer agent fees                               594,599
---------------------------------------------------------
Trustee's fees                                     12,375
---------------------------------------------------------
Other                                             174,753
---------------------------------------------------------
    Total expenses                              6,716,562
---------------------------------------------------------
Less: Fees waived and expenses reimbursed
      by advisor                                 (280,958)
---------------------------------------------------------
     Expenses paid indirectly                     (17,200)
---------------------------------------------------------
     Net expenses                               6,418,404
---------------------------------------------------------
Net investment income (loss)                   (3,535,258)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FUTURES
  CONTRACTS:

Net realized gain from:
  Investment securities                        40,185,100
---------------------------------------------------------
  Futures contracts                             2,637,050
---------------------------------------------------------
                                               42,822,150
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       166,324,455
---------------------------------------------------------
  Futures contracts                              (971,250)
---------------------------------------------------------
                                              165,353,205
---------------------------------------------------------
Net gain on investment securities and
  futures contracts                           208,175,355
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $204,640,097
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                   JUNE 30,       DECEMBER 31,
                                                                     2000             1999
                                                                --------------    ------------

OPERATIONS:

  Net investment income (loss)                                  $   (3,535,258)   $ (1,642,461)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                       42,822,150      13,123,263
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and futures contracts                               165,353,205     223,271,546
----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations             204,640,097     234,752,348
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                   --      (6,938,952)
----------------------------------------------------------------------------------------------
  Class B                                                                   --      (4,091,568)
----------------------------------------------------------------------------------------------
  Class C                                                                   --        (691,265)
----------------------------------------------------------------------------------------------
  Advisor Class                                                             --        (114,504)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                           97,006,167     270,390,201
----------------------------------------------------------------------------------------------
  Class B                                                            2,484,192     136,647,909
----------------------------------------------------------------------------------------------
  Class C                                                            2,689,577      30,105,480
----------------------------------------------------------------------------------------------
  Advisor Class*                                                    (8,248,641)      3,770,311
----------------------------------------------------------------------------------------------
    Net increase in net assets                                     298,571,392     663,829,960
==============================================================================================

NET ASSETS:

  Beginning of period                                              716,060,823      52,230,863
----------------------------------------------------------------------------------------------
  End of period                                                 $1,014,632,215    $716,060,823
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $  577,740,536    $483,809,241
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (3,536,582)         (1,324)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                                42,016,645        (805,505)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                              398,411,616     233,058,411
----------------------------------------------------------------------------------------------
                                                                $1,014,632,215    $716,060,823
==============================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Effective November 8, 1999, the Fund discontinued sales of its shares to new investors. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital. The Fund invests substantially all of its investable assets in Small Cap Portfolio (the "Portfolio"). The Portfolio is organized as a Delaware business trust which is registered under the 1940 Act as an open-end management investment company.
  The Portfolio has investment objectives, policies and limitations substantially identical to those of the Fund. Therefore, the financial statements of the Fund and Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through June 30, 2000, all of the shares of beneficial interest of the Portfolio were owned by either the Fund or INVESCO (NY) Asset Management, Inc., which has a nominal ($100) investment in the Portfolio.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Futures Contracts -- The Portfolio may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's and the Portfolio's investment manager and administrator. The Fund pays AIM administration fees at an annualized rate of 0.25% of the Fund's average daily net assets. The Portfolio pays AIM investment management and administration fees at an annual rate of 0.475% on the first $500 million of the Portfolio's average daily net assets, plus 0.45% on the next $500 million of the Portfolio's average daily net assets, plus 0.425% on the next $500 million of the Portfolio's average daily net assets, plus 0.40% on the Portfolio's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, extraordinary items and increases in expenses due to expense offset arrangements, if any) to the maximum annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $65,608 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $343,660 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors has agreed to limit the Class A shares plan payments to 0.25%. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $702,395, $1,412,838 and $245,653, respectively, as compensation under the Plans. AIM Distributors waived distribution fees of $280,958 for Class A shares during the period.
  AIM Distributors received commissions of $86,019 from sales of the Class A shares of the Fund during the six months ended June 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2000, AIM Distributors received $6,383 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $4,880 and $12,320, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $17,200.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.
  At June 30, 2000, securities with an aggregate value of $79,811,269 were on loan to brokers. The loans were secured by cash collateral of $81,390,748 received by the Portfolio. For the six months ended June 30, 2000, the Portfolio received fees of $327,600 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the six months ended June 30, 2000 was $337,707,770 and $241,843,786, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $420,874,889
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (22,713,636)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $398,161,253
=========================================================
Cost of investments for tax purposes is $618,709,384.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                     JUNE 30, 2000               DECEMBER 31, 1999
                                                              ----------------------------   -------------------------
                                                                 SHARES          AMOUNT        SHARES        AMOUNT
                                                              -------------   ------------   ----------   ------------
Sold:
  Class A                                                       4,096,672     $153,477,484   15,474,167   $344,003,621
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         711,507       25,427,862    7,141,182    155,840,300
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        147,374        5,242,454    1,410,849     32,179,389
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  12,644          422,564      212,227      5,059,330
----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                              --               --      228,165      6,579,456
----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      140,437      3,930,835
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                             --               --       22,964        642,307
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                      --               --        3,551        103,864
----------------------------------------------------------------------------------------------------------------------
Conversion of Advisor Class shares to Class A shares ***:
  Class A                                                         224,326        8,401,016           --             --
----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (221,021)      (8,401,016)          --             --
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                      (1,723,278)     (64,872,333)  (3,714,103)   (80,192,876)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (641,699)     (22,943,670)  (1,104,856)   (23,123,226)
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        (70,034)      (2,552,877)    (122,391)    (2,716,216)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  (8,211)        (270,189)     (59,938)    (1,392,883)
----------------------------------------------------------------------------------------------------------------------
                                                                2,528,280     $ 93,931,295   19,632,254   $440,913,901
======================================================================================================================

  * Class C shares commenced sales on May 3, 1999.
 ** Advisor Class share activity for the period January 1, 2000 through February
    11, 2000.
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                    Class A
                                                     ----------------------------------------------------------------------
                                                                                                           October 18, 1995
                                                     Six months                                            (date operations
                                                       ended             Year ended December 31,            commenced) to
                                                      June 30,    --------------------------------------     December 31,
                                                      2000(a)     1999(a)    1998(a)   1997(a)   1996(a)       1995(a)
                                                     ----------   --------   -------   -------   -------   ----------------
Net asset value, beginning of period                  $  31.87    $  17.03   $ 14.27   $ 12.52   $ 11.80       $ 11.43
--------------------------------------------------    --------    --------   -------   -------   -------       -------
Income from investment operations:
  Net investment income (loss)                           (0.09)      (0.09)    (0.19)    (0.18)    (0.05)         0.04
--------------------------------------------------    --------    --------   -------   -------   -------       -------
  Net gains on securities (both realized and
    unrealized)                                           8.88       15.47      3.45      2.20      1.69          0.33
--------------------------------------------------    --------    --------   -------   -------   -------       -------
    Total from investment operations                      8.79       15.38      3.26      2.02      1.64          0.37
--------------------------------------------------    --------    --------   -------   -------   -------       -------
  Less distributions from net realized gains                --       (0.54)    (0.50)    (0.27)    (0.92)           --
--------------------------------------------------    --------    --------   -------   -------   -------       -------
Net asset value, end of period                        $  40.66    $  31.87   $ 17.03   $ 14.27   $ 12.52       $ 11.80
==================================================    ========    ========   =======   =======   =======       =======
Total return(b)                                          27.58%      90.64%    23.15%    16.23%    13.81%         3.24%
==================================================    ========    ========   =======   =======   =======       =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $652,064    $428,378   $24,737   $10,896   $ 8,448       $ 1,931
==================================================    ========    ========   =======   =======   =======       =======
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.15%(c)    1.54%     1.76%     1.92%     2.00%         2.00%(d)
--------------------------------------------------    --------    --------   -------   -------   -------       -------
  Without fee waivers and/or expense
    reimbursements                                        1.25%(c)    1.54%     2.20%     2.52%     3.09%        24.20%(d)
==================================================    ========    ========   =======   =======   =======       =======
Ratio of net investment income (loss) to average
  net assets                                             (0.50)(c)   (0.38)%   (1.29)%   (1.40)%   (0.38)%        1.68%(d)
==================================================    ========    ========   =======   =======   =======       =======
Portfolio turnover rate                                     30%         56%      190%      233%      150%           --
==================================================    ========    ========   =======   =======   =======       =======

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $565,003,340.
(d) Annualized.

                                                                                      Class B
                                                      -----------------------------------------------------------------------
                                                                                                             October 18, 1995
                                                      Six months                                             (date operations
                                                        ended              Year ended December 31,            commenced) to
                                                       June 30,    ---------------------------------------     December 31,
                                                       2000(a)     1999(a)    1998(a)   1997(a)   1996(a)        1995(a)
                                                      ----------   --------   -------   -------   --------   ----------------
Net asset value, beginning of period                   $  30.92    $  16.64   $ 14.06   $ 12.42   $  11.78        $11.43
---------------------------------------------------    --------    --------   -------   -------   --------        ------
Income from investment operations:
  Net investment income (loss)                            (0.23)      (0.24)    (0.29)    (0.26)     (0.14)         0.02
---------------------------------------------------    --------    --------   -------   -------   --------        ------
  Net gains on securities (both realized and
    unrealized)                                            8.62       15.06      3.37      2.17       1.70          0.33
---------------------------------------------------    --------    --------   -------   -------   --------        ------
    Total from investment operations                       8.39       14.82      3.08      1.91       1.56          0.35
---------------------------------------------------    --------    --------   -------   -------   --------        ------
  Less distributions from net realized gains                 --       (0.54)    (0.50)    (0.27)     (0.92)           --
---------------------------------------------------    --------    --------   -------   -------   --------        ------
Net asset value, end of period                         $  39.31    $  30.92   $ 16.64   $ 14.06   $  12.42        $11.78
===================================================    ========    ========   =======   =======   ========        ======
Total return(b)                                           27.14%      89.40%    22.22%    15.47%     13.14%         3.06%
===================================================    ========    ========   =======   =======   ========        ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $308,012    $240,150   $26,448   $21,222    $10,694        $2,024
===================================================    ========    ========   =======   =======   ========        ======
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.92%(c)    2.19%     2.40%     2.57%      2.65%         2.65%(d)
---------------------------------------------------    --------    --------   -------   -------   --------        ------
  Without fee waivers and/or expense reimbursements        1.92%(c)    2.19%     2.85%     3.17%      3.74%        24.85%(d)
===================================================    ========    ========   =======   =======   ========        ======
Ratio of net investment income (loss) to average
  net assets                                              (1.28)(c)   (1.03)%   (1.96)%   (2.05)%    (1.03)%        1.03%(d)
===================================================    ========    ========   =======   =======   ========        ======
Portfolio turnover rate                                      30%         56%      190%      233%       150%           --
===================================================    ========    ========   =======   =======   ========        ======

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $284,120,061.
(d) Annualized.

                                                                        Class C
                                                               -------------------------
                                                                            May 3, 1999
                                                               Six months   (date sales
                                                                 ended       commenced)
                                                                June 30,    December 31,
                                                                2000(a)       1999(a)
                                                               ----------   ------------
Net asset value, beginning of period                            $ 30.91       $ 19.03
------------------------------------------------------------    -------       -------
Income from investment operations:
  Net investment income (loss)                                    (0.23)        (0.17)
------------------------------------------------------------    -------       -------
  Net gains on securities (both realized and unrealized)           8.60         12.59
------------------------------------------------------------    -------       -------
    Total from investment operations                               8.37         12.42
------------------------------------------------------------    -------       -------
  Less distributions from net realized gains                         --         (0.54)
------------------------------------------------------------    -------       -------
Net asset value, end of period                                  $ 39.28       $ 30.91
============================================================    =======       =======
Total return(b)                                                   27.08%        65.56%
============================================================    =======       =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $54,555       $40,530
============================================================    =======       =======
Ratio of expenses to average net assets                            1.92%(c)      2.19%(d)
============================================================    =======       =======
Ratio of net investment income (loss) to average net assets       (1.28)%(c)    (1.03)%(d)
============================================================    =======       =======
Portfolio turnover rate                                              30%           56%
============================================================    =======       =======

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $49,400,534.
(d) Annualized.

BOARD OF TRUSTEES                                  OFFICERS                           OFFICE OF THE FUND
C. Derek Anderson                                  Robert H. Graham                   11 Greenway Plaza
Senior Managing Partner, Plantagenet Capital       Chairman and President             Suite 100
Management, LLC (an investment                                                        Houston, TX 77046
partnership); Chief Executive Officer,             Dana R. Sutton
Plantagenet Holdings, Ltd.                         Vice President and Treasurer       INVESTMENT MANAGER
(an investment banking firm)
                                                   Samuel D. Sirko                    A I M Advisors, Inc.
Frank S. Bayley                                    Vice President and Secretary       11 Greenway Plaza
Partner, law firm of                                                                  Suite 100
Baker & McKenzie                                   Melville B. Cox                    Houston, TX 77046
                                                   Vice President
Robert H. Graham                                                                      TRANSFER AGENT
Director, President and Chief Executive Officer,   Gary T. Crum
A I M Management Group Inc.                        Vice President                     A I M Fund Services, Inc.
                                                                                      P.O. Box 4739
Ruth H. Quigley                                    Carol F. Relihan                   Houston, TX 77210-4739
Private Investor                                   Vice President
                                                                                      CUSTODIAN
                                                   Mary J. Benson
                                                   Assistant Vice President and       State Street Bank and Trust Company
                                                   Assistant Treasurer                225 Franklin Street
                                                                                      Boston, MA 02110
                                                   Sheri Morris
                                                   Assistant Vice President and       COUNSEL TO THE FUND
                                                   Assistant Treasurer
                                                                                      Kirkpatrick & Lockhart LLP
                                                   Nancy L. Martin                    1800 Massachusetts Avenue, N.W.
                                                   Assistant Secretary                Washington, D.C. 20036-1800

                                                   Ofelia M. Mayo                     COUNSEL TO THE TRUSTEES
                                                   Assistant Secretary
                                                                                      Paul, Hastings, Janofsky & Walker LLP
                                                   Kathleen J. Pflueger               Twenty Third Floor
                                                   Assistant Secretary                555 South Flower Street
                                                                                      Los Angeles, CA 90071

                                                                                      DISTRIBUTOR

                                                                                      A I M Distributors, Inc.
                                                                                      11 Greenway Plaza
                                                                                      Suite 100
                                                                                      Houston, TX 77046

                THE AIM FAMILY OF FUNDS--Registered Trademark--

                                EQUITY FUNDS

     DOMESTIC EQUITY FUNDS                  INTERNATIONAL/GLOBAL EQUITY FUNDS

        MORE AGGRESSIVE                              MORE AGGRESSIVE

AIM Small Cap Opportunities(1)         AIM Latin American Growth                            A I M Management Group Inc. has
AIM Mid Cap Opportunities(2)           AIM Developing Markets                               provided leadership in the mutual
AIM Large Cap Opportunities            AIM Asian Growth                                     fund industry since 1976 and
AIM Emerging Growth                    AIM Japan Growth                                     managed approximately $176 billion
AIM Small Cap Growth(3)                AIM European Development                             in assets for more than 8 million
AIM Aggressive Growth                  AIM Euroland Growth(5)                               shareholders, including individual
AIM Mid Cap Growth                     AIM Global Aggressive Growth                         investors, corporate clients and
AIM Capital Development                AIM International Equity                             financial institutions, as of June
AIM Constellation(4)                   AIM Advisor International Value                      30, 2000.
AIM Dent Demographic Trends            AIM Global Trends(6)                                     The AIM Family of
AIM Select Growth                      AIM Global Growth                                    Funds--Registered Trademark--  is
AIM Large Cap Growth                                                                        distributed nationwide, and AIM
AIM Weingarten                                      MORE CONSERVATIVE                       today is the eighth-largest mutual
AIM Mid Cap Equity                                                                          fund complex in the United States
AIM Charter                                        SECTOR EQUITY FUNDS                      in assets under management,
AIM Value                                                                                   according to Strategic Insight, an
AIM Blue Chip                                        MORE AGGRESSIVE                        independent mutual fund monitor.
AIM Basic Value                                                                                 AIM is a subsidiary of AMVESCAP
AIM Large Cap Basic Value              AIM Global Telecommunications and Technology         PLC, one of the world's largest
AIM Balanced                           AIM Global Resources                                 independent financial services
AIM Advisor Flex                       AIM Global Financial Services                        companies with $389 billion in
                                       AIM Global Health Care                               assets under management as of June
       MORE CONSERVATIVE               AIM Global Consumer Products and Services            30, 2000.
                                       AIM Global Infrastructure
                                       AIM Advisor Real Estate
                                       AIM Global Utilities

                                                    MORE CONSERVATIVE

                             FIXED-INCOME FUNDS

   TAXABLE FIXED-INCOME FUNDS                  TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                              MORE AGGRESSIVE

AIM Strategic Income                   AIM High Income Municipal
AIM High Yield II                      AIM Tax-Exempt Bond of Connecticut
AIM High Yield                         AIM Municipal Bond
AIM Income                             AIM Tax-Free Intermediate
AIM Global Income                      AIM Tax-Exempt Cash
AIM Floating Rate(7)
AIM Intermediate Government                         MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

       MORE CONSERVATIVE

The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999. (5) AIM Europe Growth Fund was renamed AIM Euroland Growth Fund Sept. 1, 1999. (6) AIM Global Trends Fund was restructured to operate as a traditional mutual fund Aug. 27, 1999. Previously, the fund operated as a fund of funds. (7) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

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A I M Distributors, Inc.                                               SCO-SAR-1